Government funding - Summary of Deferred Government Funding (Detail) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Government Funding [Abstract]
Current	$ 0	$ 1,067,318	$ 0
Non-current	0	0	0
Deferred government funding at October 31	$ 0	$ 1,067,318	$ 0